CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 3,600,382	$ 513,877	¥ 2,955,709	¥ 2,844,037
Adjustments to reconcile net income to net cash provided by operating activities:
Foreign exchange gain/(loss), net	26,747	3,818	13,239	(2,968)
Loss on disposal of property and equipment	3,513	501	4,017	12,713
Depreciation and amortization	1,557,383	222,283	1,190,037	604,580
Lease cost	2,917,711	416,441	2,331,919	1,399,217
Impairment of long-lived assets	8,500	1,212	8,925	5,229
Allowance for prepayments and accounts receivable	(40)	(6)	(15,131)	(3,194)
Deferred income tax	394,362	56,287	78,481	(141,613)
Share-based compensation expenses	573,148	81,805	364,846	239,506
Changes in operating assets and liabilities:
Accounts receivable	(45,258)	(6,460)	(30,332)	(21,685)
Inventories	(436,581)	(62,313)	(276,518)	(983,126)
Receivables from online payment platforms	(142,086)	(20,280)	(224,312)	(62,241)
Prepaid expenses and other current assets	(597,487)	(85,275)	(387,384)	(489,374)
Other non-current assets	(116,228)	(16,589)	(107,544)	(216,260)
Accounts payable	365,511	52,169	(76,204)	373,203
Accrued expenses and other liabilities	932,174	133,048	677,863	674,013
Deferred revenues	3,189	455	29,817	26,056
Operating lease liabilities	(2,989,199)	(426,644)	(2,308,156)	(1,442,016)
Payable for equity litigants settlement	35,326	5,042		84,348
Net cash provided by operating activities	6,091,062	869,371	4,229,272	2,900,425
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(2,623,694)	(374,476)	(2,301,791)	(2,750,220)
Payment for land use right			(116,557)	(6,478)
Cash received from disposal of property and equipment	941	134	407	1,982
Purchases of short-term investments	(3,429,000)	(489,417)	(366,000)	(1,550,000)
Proceeds received from maturity of short-term investments	1,100,000	157,002	216,000	1,450,000
Floating interest received from structured deposits	13,467	1,922	10,080	22,545
Purchases of term deposit	(4,290,235)	(612,340)	(1,232,940)	(657,527)
Proceeds received from maturity of term deposit	1,431,976	204,384	580,995	42,599
Proceeds received from asset-related government subsidy	10,042	1,433
Net cash used in investing activities	(7,786,503)	(1,111,358)	(3,209,806)	(3,447,099)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank borrowings			300,000
Proceeds from the long-term borrowings			33,600
Short-term bank and other borrowings payments	(300,000)	(42,819)
Long-term borrowing payments	(33,600)	(4,796)
Net cash provided by/(used in) financing activities	(333,600)	(47,615)	333,600
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(20,711)	(2,956)	14,976	7,398
Net (decrease)/ increase in cash and cash equivalents and restricted cash	(2,049,752)	(292,558)	1,368,042	(539,276)
Cash and cash equivalents and restricted cash at beginning of years	4,406,685	628,960	3,038,643	3,577,919
Cash and cash equivalents and restricted cash at end of years	2,356,933	336,402	4,406,685	3,038,643
Supplemental disclosures of cash flow information:
Interests received	121,783	17,382	69,037	101,753
Interests paid, net of capitalization	(486)	(69)	(3,688)
Income taxes paid	(1,256,993)	(179,409)	(455,857)	(426,744)
Supplemental disclosures of non-cash activities:
Purchase of property and equipment included in accrued expenses and other liabilities	(139,675)	(19,936)	261,741	438,554
Obtaining right-of-use assets in exchange for lease liabilities	4,404,921	$ 628,709	2,886,567	4,463,919
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	2,294,112		4,362,309	2,925,709
Current restricted cash	5,362		3,781	66,080
Non-current restricted cash	57,459		40,595	46,854
Total cash, cash equivalents and restricted cash in the statements of cashflows	¥ 2,356,933		¥ 4,406,685	¥ 3,038,643